Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Federal
Federal	$ 248,554	$ 547,749
Federal	(648,423)	(40,546)
State and Local
State	0	0
State	0	0
Change in Valuation allowance	520,318	168,651
Total income tax (benefit) provision, net	120,449	675,854
Landsea Homes [Member]
Federal
Federal	833,000	4,766,000	$ 8,372,000
Federal	(3,602,000)	(705,000)	(5,442,000)
State and Local
State	1,104,000	2,505,000	3,779,000
State	(1,416,000)	(407,000)	(2,096,000)
Total income tax (benefit) provision, net	(3,081,000)	6,159,000	4,613,000
Current:
Current tax provision	1,937,000	7,271,000	12,151,000
Deferred:
Deferred tax benefit	$ (5,018,000)	$ (1,112,000)	$ (7,538,000)